Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge)
Account Value	$ 14,649	$ 12,469	$ 12,321	$ 13,929	$ 12,215	$ 11,774	$ 10,673	$ 10,815			$ 10,030		$ 9,623	$ 9,425
American Funds Retirement Income Portfolio - Conservative - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge)
Account Value	$ 14,698	12,511	12,431	14,153	12,497	12,127	11,083	11,296			10,553		10,200	10,000
American Funds Retirement Income Portfolio - Conservative - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge)
Account Value	$ 14,122	11,989	11,815	13,316	11,646	11,193	10,119	10,216	$ 9,752
American Funds Retirement Income Portfolio - Conservative - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class F-1
Account Value	$ 15,506	13,196	13,052	14,759	12,959	12,480	11,326	11,470			10,643		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class F-2
Account Value	$ 15,867	13,472	13,289	14,998	13,116	12,615	11,412	11,528			10,673		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class F-3
Account Value	$ 14,758	12,516	12,334	13,908	12,161	11,675	10,551	10,649		$ 10,000
American Funds Retirement Income Portfolio - Conservative - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-1
Account Value	$ 14,593	12,506	12,449	14,184	12,522	12,158	11,110	11,332			10,595		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-2
Account Value	$ 14,758	12,650	12,589	14,337	12,653	12,252	11,180	11,384			10,612		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-2E
Account Value	$ 15,392	13,157	13,064	14,842	13,040	12,560	11,374	11,509			10,647		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-3
Account Value	$ 15,149	12,929	12,831	14,552	12,790	12,361	11,247	11,420			10,637		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-4
Account Value	$ 15,515	13,200	13,051	14,767	12,965	12,488	11,332	11,476			10,649		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-5E
Account Value	$ 15,543	13,201	13,025	14,690	12,850	12,365	11,191	11,311			10,472	$ 10,000
American Funds Retirement Income Portfolio - Conservative - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-5
Account Value	$ 15,884	13,469	13,282	14,981	13,103	12,596	11,381	11,503			10,646		10,210	10,000
American Funds Retirement Income Portfolio - Conservative - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Conservative — Class R-6
Account Value	$ 15,969	13,546	13,349	15,051	13,162	12,637	11,421	11,528			10,663		10,210	10,000
American Funds Retirement Income Portfolio - Moderate - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge)
Account Value	$ 16,373	13,539	13,171	14,881	12,450	12,228	11,063	11,157			10,106		9,670	9,425
American Funds Retirement Income Portfolio - Moderate - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge)
Account Value	$ 16,416	13,563	13,277	15,111	12,742	12,603	11,489	11,666			10,633		10,250	10,000
American Funds Retirement Income Portfolio - Moderate - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge)
Account Value	$ 15,426	12,719	12,341	13,904	11,603	11,363	10,253	10,312	9,747
American Funds Retirement Income Portfolio - Moderate - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class F-1
Account Value	$ 17,306	14,320	13,942	15,761	13,193	12,958	11,730	11,835			10,714		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class F-2
Account Value	$ 17,710	14,620	14,185	16,002	13,366	13,098	11,827	11,892			10,751		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class F-3
Account Value	$ 16,162	13,316	12,919	14,563	12,151	11,895	10,731	10,780		10,000
American Funds Retirement Income Portfolio - Moderate - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-1
Account Value	$ 16,284	13,564	13,290	15,125	12,779	12,640	11,521	11,690			10,657		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-2
Account Value	$ 16,613	13,807	13,511	15,362	12,927	12,755	11,615	11,777			10,715		10,260	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-2E
Account Value	$ 17,115	14,209	13,876	15,729	13,206	13,021	11,794	11,872			10,727		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-3
Account Value	$ 17,076	14,153	13,791	15,628	13,114	12,906	11,709	11,838			10,734		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-4
Account Value	$ 17,376	14,360	13,976	15,806	13,222	12,985	11,758	11,853			10,717		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-5E
Account Value	$ 17,270	14,261	13,853	15,621	13,048	12,768	11,538	11,613			10,487	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-5
Account Value	$ 17,681	14,585	14,159	15,962	13,322	13,059	11,794	11,865			10,726		10,270	10,000
American Funds Retirement Income Portfolio - Moderate - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Moderate — Class R-6
Account Value	$ 17,820	14,701	14,251	16,060	13,405	13,125	11,842	11,898			10,737		10,270	10,000
American Funds Retirement Income Portfolio - Enhanced - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge)
Account Value	$ 18,113	14,579	13,960	15,902	12,749	12,685	11,448	11,509			10,179		9,736	9,425
American Funds Retirement Income Portfolio - Enhanced - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge)
Account Value	$ 18,156	14,626	14,081	16,156	13,044	13,073	11,885	12,031			10,715		10,320	10,000
American Funds Retirement Income Portfolio - Enhanced - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge)
Account Value	$ 16,734	13,434	12,830	14,570	11,644	11,552	10,397	10,424	9,751
American Funds Retirement Income Portfolio - Enhanced - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class F-1
Account Value	$ 19,131	15,416	14,779	16,841	13,503	13,443	12,137	12,205			10,800		10,330	10,000
American Funds Retirement Income Portfolio - Enhanced - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class F-2
Account Value	$ 19,593	15,736	15,043	17,094	13,685	13,587	12,228	12,268			10,828		10,330	10,000
American Funds Retirement Income Portfolio - Enhanced - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class F-3
Account Value	$ 17,561	14,099	13,464	15,285	12,222	12,122	10,896	10,922		10,000
American Funds Retirement Income Portfolio - Enhanced - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-1
Account Value	$ 18,264	14,811	14,279	16,369	13,220	13,241	12,022	12,167			10,804		10,330	10,000
American Funds Retirement Income Portfolio - Enhanced - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-2
Account Value	$ 18,339	14,847	14,296	16,370	13,195	13,193	11,967	12,103			10,752		10,330	10,000
American Funds Retirement Income Portfolio - Enhanced - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-2E
Account Value	$ 18,810	15,216	14,645	16,756	13,489	13,483	12,207	12,248			10,806		10,330	10,000
American Funds Retirement Income Portfolio - Enhanced - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-3
Account Value	$ 18,775	15,158	14,550	16,612	13,342	13,312	12,044	12,147			10,779		10,330	10,000
American Funds® Retirement Income Portfolio - Enhanced -Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-4
Account Value	$ 19,327	15,535	14,869	16,922	13,562	13,483	12,152	12,219			10,797		10,330	10,000
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-5E
Account Value	$ 18,943	15,227	14,566	16,556	13,253	13,163	11,860	11,899			10,493	10,000
American Funds Retirement Income Portfolio - Enhanced - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-5
Account Value	$ 19,622	15,756	15,055	17,098	13,678	13,561	12,206	12,240			10,805		10,330	10,000
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Retirement Income Portfolio — Enhanced — Class R-6
Account Value	$ 19,734	15,837	15,125	17,168	13,721	13,609	12,245	12,275			10,816		10,330	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,846	24,523	22,265	26,075	18,245	16,630	14,546	13,551	10,000	10,000	10,961	10,000	10,488	10,000
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,066	12,927	12,465	14,338	12,977	12,355	11,242	11,250	10,000	10,000	10,491	10,000	10,130	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,442	$ 10,351	$ 10,314	$ 12,232	$ 12,291	$ 11,575	$ 10,380	$ 10,598	$ 10,000	$ 10,000	$ 10,503	$ 10,000	$ 10,063	$ 10,000